                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

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
Report for the Calendar Year or Quarter Ended                                     06/30/03
                                                                  ------------------------------------------

Check here if Amendment [    ];                                   Amendment Number
                                                                                       ---------------------

This Amendment (Check only one.)                                  [    ] is a restatement
                                                                  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           3i Investments Plc
                --------------------------------------------------------------------------------------------

Address:        91 Waterloo Road
                --------------------------------------------------------------------------------------------

                London
                --------------------------------------------------------------------------------------------

                SE1 8XP
                --------------------------------------------------------------------------------------------


Form 13F File Number     28 -
                         --------------------------------------

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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

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
Name:           Vipul Nagji
                --------------------------------------------------------------------------------------------

Title:          Operations Manager
                --------------------------------------------------------------------------------------------

Phone:          020 7975 3284
                --------------------------------------------------------------------------------------------
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Signature, Place and Date of Signing:


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
        Vipul Nagji                                   London, UK                      07th AUGUST  2003
--------------------------------             -----------------------------         -------------------------
        [Signature]                                  [City, State]                          [Date]

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Report Type (check only one.):

[ X ] 13F HOLDING REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager (s).

[  .]    13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

Report Summary:

                                                 0
Number of Other Included Managers
                                                 ------------------------

Form 13F Information Table Entry Total           56
                                                 ------------------------

Form 13F Information Table Value Total:          141,410
                                                 ------------------------
                                                 (thousands)

List of Other Included Managers: None



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                                  13F SCHEDULE
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
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                                                                                                                      COLUMN 8
                COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4              COLUMN 5  COLUMN 6  COLUMN 7       VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE     SHRS OR SH/   PCT/  INVESTMENT   OTHER
             NAME OF ISSUER       CLASS      CUSIP      (X$1000)   PRN AMT PRN   CALL  DISCRETION  MANAGERS     SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGIES INC              COM      016255 10 1   5,688    453,200 SH    N/A      SOLE        N/A       453,200
ALKERMES INC                        COM      01642T 10 8   3,225    300,000 SH    N/A      SOLE        N/A       300,000
AMGEN INC                           COM      031162 10 0  14,052    211,500 SH    N/A      SOLE        N/A       211,500
AMYLIN PARMACEUTICALS INC           COM      032346 10 8   1,094     50,000 SH    N/A      SOLE        N/A        50,000
APPLIED MOLECULAR EVOLUTION INC     COM      03823E 10 8   2,539    593,067 SH    N/A      SOLE        N/A       593,067
ATHEROGENICS INC                    COM      047439 10 4   5,499    368,335 SH    N/A      SOLE        N/A       368,335
AUTHORISZOR INC                     COM      052673 10 0      -      68,800 SH    N/A      SOLE        N/A        68,800
AVIGEN INC                          COM      053690 10 3     384    111,000 SH    N/A      SOLE        N/A       111,000
BIOGEN INC                          COM      090597 10 5   1,140     30,000 SH    N/A      SOLE        N/A        30,000
BIOMARIN PHARMACEUTICALS INC        COM      09061G 10 1   1,240    127,000 SH    N/A      SOLE        N/A       127,000
BIOPURE CORPORATION                 CL A     09065H 10 5   6,636  1,086,013 SH    N/A      SOLE        N/A     1,086,013
CELGENE CORPORATION                 COM      151020 10 4   1,824     60,000 SH    N/A      SOLE        N/A        60,000
CELL THERAPEUTICS INC               COM      150934 10 7     973    100,000 SH    N/A      SOLE        N/A       100,000
CEPHALON INC                        COM      156708 10 9   1,070     26,000 SH    N/A      SOLE        N/A        26,000
CHIRON CORP                         COM      170040 AE 9   2,186     50,000 SH    N/A      SOLE        N/A        50,000
CORIXA CORP                         COM      21887F 10 0   1,676    216,831 SH    N/A      SOLE        N/A       216,831
CV THERAPEUTICS                     COM      126667 10 4   1,261     42,500 SH    N/A      SOLE        N/A        42,500
CYBERONICS INC                      COM      23251P 10 2   2,151    100,000 SH    N/A      SOLE        N/A       100,000
DAIRY MART CONVENIENCE STORES       COM      233860 30 3      -      50,000 SH    N/A      SOLE        N/A        50,000
ENZON INC                           COM      293904 10 8     501     40,000 SH    N/A      SOLE        N/A        40,000
ESPERION                            COM      29664R 10 6     196     10,000 SH    N/A      SOLE        N/A        10,000
GEN-PROBE                           COM      36866T 10 3   1,308     32,000 SH    N/A      SOLE        N/A        32,000
GENENTECH INC                       COM      368710 40 6   5,842     81,000 SH    N/A      SOLE        N/A        81,000
GENTA INC                           COM      37245M 20 7   2,131    160,000 SH    N/A      SOLE        N/A       160,000
GENZYME CORPORATION                 COM      372917 10 4   3,146     75,266 SH    N/A      SOLE        N/A        75,266
GILEAD SCIENCES INC                 COM      375558 10 3  12,783    230,000 SH    N/A      SOLE        N/A       230,000
GLOBESPAN VIRATA INC                COM      37957V 10 6     305     37,000 SH    N/A      SOLE        N/A        37,000
HOLLIS-EDEN PARMACEUTICALS          COM      435902 10 1   1,248     98,782 SH    N/A      SOLE        N/A        98,782
ICOS CORPORATION                    COM      449295 10 4   2,352     64,000 SH    N/A      SOLE        N/A        64,000
IDEC PHARMACEUTICALS CORPORATION    COM      449370 10 5   1,248     36,700 SH    N/A      SOLE        N/A        36,700
ILEX ONCOLOGY INC                   COM      451923 10 6    2135    110,000 SH    N/A      SOLE        N/A       110,000
ISIS PHARMACEUTICALS INC            COM      464330 10 9     894    168,700 SH    N/A      SOLE        N/A       168,700
LA JOLLA PHARMACEUTICALS INC        COM      503459 10 9     981    300,000 SH    N/A      SOLE        N/A       300,000
MAYORS JEWELERS INC                 COM      578462 10 3       3     15,000 SH    N/A      SOLE        N/A        15,000
MAXYGEN INC                         COM      577776 10 7     768     70,000 SH    N/A      SOLE        N/A        70,000
MEDIMMUNE INC                       COM      584699 10 2   3,819    105,000 SH    N/A      SOLE        N/A       105,000
MILLENIUM CHEMICALS INC             COM      599903 10 1      88      9,197 SH    N/A      SOLE        N/A         9,197
MYRAID GENETIC                      COM      62855J 10 4   1,579    116,000 SH    N/A      SOLE        N/A       116,000
NEUROCRINE BIOSCIENCES INC          COM      64125C 10 9   3,995     80,000 SH    N/A      SOLE        N/A        80,000
NPS PHARMACEUTICALS INC             COM      62936P 10 3   3,651    150,000 SH    N/A      SOLE        N/A       150,000
OSI PHARMACEUTICALS INC             COM      671040 10 3   2,255     70,000 SH    N/A      SOLE        N/A        70,000
PARTHUSCEVA INC                     COM      70212E 10 6     299     36,725 SH    N/A      SOLE        N/A        36,725
PROTEIN DESIGN LABS INC             COM      74369L 10 3   3,475    248,552 SH    N/A      SOLE        N/A       248,552
QLT INC                             COM      746927 10 2   1,600    126,000 SH    N/A      SOLE        N/A       126,000
SANGSTAT MEDICAL                    COM      801003 10 4   1,702    130,000 SH    N/A      SOLE        N/A       130,000
SEPRACOR INC                        COM      817315 10 4   2,524    140,000 SH    N/A      SOLE        N/A       140,000
SHIRE PHARMACEUTICALS GROUP PLC     ADR      82481R 10 6   1,868    226,942 SH    N/A      SOLE        N/A       226,942
TELETECH HOLDINGS INC               COM      879939 10 6   2,075    490,564 SH    N/A      SOLE        N/A       490,564
TELETECH HOLDINGS INC            COM ESCROW  879939 10 6      -      41,270 SH    N/A      SOLE        N/A        41,270
TELIK INC                           COM      87959M 10 9   1,302     81,000 SH    N/A      SOLE        N/A        81,000
TRANSKARYOTIC THERAPIES INC         COM      893735 10 0     150     13,000 SH    N/A      SOLE        N/A        13,000
TULARIK INC                         COM      899165 10 4     631     63,500 SH    N/A      SOLE        N/A        63,500
VAXGEN INC                        COM NEW    922390 20 8     207     40,000 SH    N/A      SOLE        N/A        40,000
VERTEX PHARMACEUTICALS              COM      92532F 10 0   1,916    131,252 SH    N/A      SOLE        N/A       131,252
VICURON PHARMACEUTICALS INC         COM      926471 10 3  18,462  1,315,558 SH    N/A      SOLE        N/A     1,315,558
XOMA LTD                            ORD      G9825R 10 7   1,333    250,000 SH    N/A      SOLE        N/A       250,000
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